Lease - Future lease payments under operating leases as of December 31, 2021 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Year ending December 31,
2022	¥ 45,236
2023	50,972
2024	17,159
2025	627
Total future lease payments	113,994
Less: Imputed interest	(8,109)
Total lease liability balance	¥ 105,885	¥ 132,512